Note 4 - Loans (Details) - Past Due Loans (USD $)	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 2,785,000	[1]	$ 2,929,000	[1]
60-89 Days Past Due	3,018,000	[1]	571,000	[1]
Greater Than 90 Days	3,214,000	[1]	5,222,000	[1]
Total Past Due	9,017,000	[1]	8,722,000	[1]
Current	355,131,000	[1]	323,184,000	[1]
Total Loans Receivable	364,148,000	[1]	331,906,000	[1]
Recorded Investment > 90 Days and Accruing	0	[1]	0	[1]
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,748,000		736,000
60-89 Days Past Due	955,000		538,000
Greater Than 90 Days	1,972,000		2,310,000
Total Past Due	4,675,000		3,584,000
Current	212,843,000		184,822,000
Total Loans Receivable	217,518,000		188,406,000
Recorded Investment > 90 Days and Accruing	0		0
Real Estate Secured [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due			349,000
Greater Than 90 Days			986,000
Total Past Due			1,335,000
Current	5,108,000		3,493,000
Total Loans Receivable	5,108,000		4,828,000
Recorded Investment > 90 Days and Accruing	0		0
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	794,000		1,330,000
60-89 Days Past Due	1,930,000
Greater Than 90 Days	1,073,000		877,000
Total Past Due	3,797,000		2,207,000
Current	84,109,000		77,756,000
Total Loans Receivable	87,906,000		79,963,000
Recorded Investment > 90 Days and Accruing	0		0
Real Estate Secured [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 Days Past Due	52,000		21,000
Greater Than 90 Days	10,000		859,000
Total Past Due	62,000		880,000
Current	28,998,000		33,352,000
Total Loans Receivable	29,060,000		34,232,000
Recorded Investment > 90 Days and Accruing	0		0
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	235,000		461,000
60-89 Days Past Due	66,000
Greater Than 90 Days	146,000		171,000
Total Past Due	447,000		632,000
Current	21,575,000		21,576,000
Total Loans Receivable	22,022,000		22,208,000
Recorded Investment > 90 Days and Accruing	0		0
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	8,000		53,000
60-89 Days Past Due	15,000		12,000
Greater Than 90 Days	13,000		19,000
Total Past Due	36,000		84,000
Current	2,498,000		2,185,000
Total Loans Receivable	2,534,000		2,269,000
Recorded Investment > 90 Days and Accruing	$ 0		$ 0

[1]	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.